Other Borrowings (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013 loan	Dec. 31, 2012
Debt Disclosure [Line Items]
Debt instrument maximum borrowing capacity amount	$ 25,110,000
Line of credit with a commercial bank	1,000,000	1,000,000
Outstanding balance on Line of credit	0	0
Number of loans used as collateral for secured borrowings	5
Secured borrowings	6,500,000,000	0
Secured borrowings weighted average rate	4.10%
Federal Reserve Bank Advances [Member]
Debt Disclosure [Line Items]
Outstanding borrowings	$ 0	$ 0